Earnings Per Share - Details of Earnings Per Share (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share
Earnings attributable to owners of the parent from continuing operations	$ 161.6	$ (348.2)	$ (31.8)
Weighted average number of shares issued continuing operations	827,386,603	821,532,707	820,611,806
Profit from discontinued operations, net of taxation	$ 0.0	$ 0.0	$ 13.1
Weighted average number of ordinary shares in issue during period from discontinued operation	827,386,603	821,532,707	820,611,806
Diluted earnings per share
Profit/(loss) from continuing operations	$ 161.6	$ (348.2)	$ (31.8)
Diluted weighted average number of shares issued continuing operations	839,234,102	832,465,491	826,920,421
Diluted profit from discontinued operations, net of taxation	$ 0.0	$ 0.0	$ 13.1
Diluted weighted average number of ordinary shares in issue during period from discontinued operation	839,234,102	832,465,491	826,920,421
Headline earnings per share
Headline weighted average number of ordinary shares, continuing operation	827,386,603	821,532,707	820,611,806
Headline weighted average number of ordinary shares, discontinuing operation	827,386,603	821,532,707	820,611,806
Headline earnings	$ 162.7	$ 60.6	$ 212.3
Adjusted net earnings attributable to owners of the parent, discontinued operations	0.0	0.0	(2.4)
Diluted headline earnings per share
Diluted Headline earnings	$ 162.7	$ 60.6	$ 212.3
Diluted headline weighted average number of ordinary shares, continuing operation	839,234,102	832,465,491	826,920,421
Diluted headline weighted average number of ordinary shares, discontinuing operation	839,234,102	832,465,491	826,920,421
Adjusted net earnings attributable to owners of the parent, diluted discontinued operations	$ 0.0	$ 0.0	$ (2.4)